Variable Interest Entities and Non-controlling Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entities and Non-controlling Interests

Note 5—Variable Interest Entities and Noncontrolling Interests

The FASB issued guidance now codified as ASC 810, Consolidation, which addresses the consolidation of variable interest entities (“VIEs”). Under this guidance, arrangements that are not controlled through voting or similar rights are accounted for as VIEs. An enterprise is required to consolidate a VIE if it is the primary beneficiary of the VIE. The primary beneficiary is an enterprise that has the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could be potentially significant to the VIE.

A VIE is created when (i) the equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties or (ii) equity holders either (a) lack direct or indirect ability to make decisions about the entity through voting or similar rights, (b) are not obligated to absorb expected losses of the entity or (c) do not have the right to receive expected residual returns of the entity if they occur.

Based on the provisions of this guidance, the Company has concluded that under certain circumstances when the Company (i) enters into option agreements for the purchase of land or lots from an entity and pays a non-refundable deposit, (ii) enters into land banking arrangements or (iii) enters into arrangements with a financial partner for the formation of joint ventures which engage in homebuilding and land development activities, a VIE may be created under condition (ii) (b) or (c) of the previous paragraph. The Company may be deemed to have provided subordinated financial support, which refers to variable interests that will absorb some or all of an entity’s expected losses if they occur. For each VIE created, in order to determine if the Company is the primary beneficiary, the Company considers various factors including, but not limited to, voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flow. If the Company has been determined to be the primary beneficiary of the VIE, the assets, liabilities and operations of the VIE are consolidated with the Company’s financial statements.

Joint Ventures

Certain joint ventures have been determined to be VIEs under ASC 810 in which the Company is considered the primary beneficiary. Accordingly, the assets, liabilities and operations of these VIEs have been consolidated with the Company’s financial statements.

The joint ventures which have been determined to be VIEs are each engaged in homebuilding and land development activities. Certain of these joint ventures have not obtained construction financing from outside lenders, but are financing their activities through equity contributions from each of the joint venture partners. The Company has no rights, nor does the Company have any obligation with respect to the liabilities of the VIEs, and none of the Company’s assets serve as collateral for the creditors of these VIEs. The assets of the joint ventures are the sole collateral for the liabilities of the joint ventures and as such, the creditors and equity investors of these joint ventures have no recourse to assets of the Company held outside of these joint ventures. Creditors of these VIEs have no recourse against the general credit of the Company. The liabilities of each VIE are restricted to the assets of each VIE. Additionally, the creditors of the Company have no access to the assets of the VIEs. Income allocations and cash distributions to the Company are based on predetermined formulas between the Company and their joint venture partners as specified in the applicable partnership or operating agreements. The Company generally receives, after partners’ priority returns and return of partners’ capital, approximately 50% of the profits and cash flows from the joint ventures.

At the time the Company assesses the VIE to determine if it is the primary beneficiary, the Company considers various factors that we believe indicate the Company has the power to direct the activities of the project and absorb a majority of the VIEs expected losses and/or receive a majority of expected returns. Some of these factors include voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flows in order to determine if the Company is the primary beneficiary. These factors indicate the Company is the primary beneficiary when; (i) the Company has significant involvement in the operations of the VIE such that it manages the day to day activities and makes major operational decisions and therefore has the power to direct the activities of the project, and (ii) the Company assumes the majority of the economic risks of the operations and is contractually obligated to absorb expected losses of the VIE or receive expected returns. As of September 30, 2012, the Company had two joint ventures which were deemed to be VIEs. The Company manages the joint ventures, by using its sales, development and operations teams and has significant control over the projects, in addition to being obligated to absorb losses, and therefore the Company is deemed to be the primary beneficiary.

During the nine months ended September 30, 2012, the Company formed a joint venture, Lyon Branches, LLC, for the purpose of land development and homebuilding activities. The Company, as the Managing Member, has the power to direct the activities of the VIE since it manages the daily operations and has exposure to the risks and rewards of the VIE, as based on the division of income and loss per the joint venture agreement. Therefore, the Company is the primary beneficiary of the joint venture, and the VIE was consolidated as of September 30, 2012.

As of September 30, 2012, the assets of consolidated VIEs totaled $22.9 million, of which $2.0 million was cash and $17.1 was real estate inventories. The liabilities of the VIEs totaled $1.2 million, primarily comprised of accounts payable and accrued liabilities. The Company recorded a $1.6 million valuation adjustment to the noncontrolling interest account on one VIE in accordance with the adoption of ASC 852.

As of December 31, 2011, the assets of consolidated VIEs totaled $14.0 million, of which $2.1 million was cash and $8.7 was real estate inventories. The liabilities of the VIEs totaled $1.3 million, primarily comprised of accounts payable and accrued liabilities.

Note 3—Variable Interest Entities and Non-controlling Interests

The FASB issued guidance now codified as ASC 810, Consolidation, which addresses the consolidation of variable interest entities (“VIEs”). Under this guidance, arrangements that are not controlled through voting or similar rights are accounted for as VIEs. An enterprise is required to consolidate a VIE if it is the primary beneficiary of the VIE. The primary beneficiary is an enterprise that has the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could be potentially significant to the VIE.

A VIE is created when (i) the equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties or (ii) equity holders either (a) lack direct or indirect ability to make decisions about the entity through voting or similar rights, (b) are not obligated to absorb expected losses of the entity or (c) do not have the right to receive expected residual returns of the entity if they occur.

Based on the provisions of this guidance, the Company has concluded that under certain circumstances when the Company (i) enters into option agreements for the purchase of land or lots from an entity and pays a non-refundable deposit, (ii) enters into land banking arrangements or (iii) enters into arrangements with a financial partner for the formation of joint ventures which engage in homebuilding and land development activities, a VIE may be created under condition (ii) (b) or (c) of the previous paragraph. The Company may be deemed to have provided subordinated financial support, which refers to variable interests that will absorb some or all of an entity’s expected losses if they occur. For each VIE created, in order to determine if the Company is the primary beneficiary, the Company considers various factors including, but not limited to, voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flow. If the Company has been determined to be the primary beneficiary of the VIE, the assets, liabilities and operations of the VIE are consolidated with the Company’s financial statements.

Joint Ventures

Certain joint ventures have been determined to be VIEs under ASC 810 in which the Company is considered the primary beneficiary. Accordingly, the assets, liabilities and operations of these VIEs have been consolidated with the Company’s financial statements. The Company did not recognize any gain or loss on initial consolidation of the VIE since the joint ventures were previously accounted for on an unconsolidated basis using the equity method of accounting.

The joint ventures which have been determined to be VIEs are each engaged in homebuilding and land development activities. Certain of these joint ventures have not obtained construction financing from outside lenders, but are financing their activities through equity contributions from each of the joint venture partners. The Company has no rights, nor does the Company have any obligation with respect to the liabilities of the VIEs, and none of the Company’s assets serve as collateral for the creditors of these VIEs. The assets of the joint ventures are the sole collateral for the liabilities of the joint ventures and as such, the creditors and equity investors of these joint ventures have no recourse to assets of the Company held outside of these joint ventures. Creditors of these VIEs have no recourse against the general credit of the Company. The liabilities of each VIE are restricted to VIE assets. Additionally, the creditors of the Company have no access to the assets of the VIEs. Income allocations and cash distributions to the Company are based on predetermined formulas between the Company and their joint venture partners as specified in the applicable partnership or operating agreements. The Company generally receives, after partners’ priority returns and return of partners’ capital, approximately 50% of the profits and cash flows from the joint ventures.

At the time the Company assesses the VIE to determine if it is the primary beneficiary, the Company considers various factors that we believe indicate the Company has the power to direct the activities of the project and absorb a majority of the VIEs expected losses and/or receive a majority of expected returns. Some of these factors include voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flows in order to determine if the Company is the primary beneficiary. These factors indicate the Company is the primary beneficiary when; (i) the Company has significant involvement in the operations of the VIE such that it manages the day to day activities and makes major operational decisions and therefore has the power to direct the activities of the project, and (ii) the Company assumes the majority of the economic risks of the operations and is contractually obligated to absorb expected losses of the VIE or receive expected returns. As of December 31, 2011, the Company had one joint venture which was deemed to be a VIE. The Company manages the joint venture, by using its sales, development and operations teams and has significant control over the project, in addition to being obligated to absorb losses, and therefore the Company is deemed to be the primary beneficiary.

As of December 31, 2011, the assets of consolidated VIEs totaled $14.0 million, of which $2.1 million was cash and $8.7 was real estate inventories. The liabilities of the VIEs totaled $1.3 million, of which it was primarily accounts payable and accrued liabilities. In addition, the Company’s interest in the consolidated VIEs is $3.1 million and the partners interest is $9.6 million.

As of December 31, 2010, the assets of consolidated VIEs totaled $15.4 million, of which $1.3 million was cash and $10.9 was real estate inventories. The liabilities of the VIEs totaled $0.8 million, of which it was primarily accounts payable and accrued liabilities. In addition, the Company’s interest in the consolidated VIEs is $3.1 million and the partners interest is $11.6 million.

Land Banking Arrangements

The Company enters into purchase agreements with various land sellers. As a method of acquiring land in staged takedowns, thereby minimizing the use of funds from the Company’s available cash or other corporate financing sources and limiting the Company’s risk, the Company transfers the Company’s right in such purchase agreements to entities owned by third parties (“land banking arrangements”). These entities use equity contributions and/or incur debt to finance the acquisition and development of the previous land being purchased. The entities grant the Company an option to acquire lots in staged takedowns. In consideration for this option, the Company makes a non-refundable deposit of 15% to 25% of the total purchase price. The Company is under no obligation to purchase the balance of the lots, but would forfeit remaining deposits and could be subject to penalties if the lots were not purchased. The Company does not have legal title to these entities or their assets and has not guaranteed their liabilities. These land banking arrangements help the Company manage the financial and market risk associated with land holdings. FASB ASC Topic 810, requires the consolidation of the assets, liabilities and operations of the Company’s land banking arrangements that are VIEs, of which none existed at December 31, 2011.

The Company participates in one land banking arrangement, which is not a VIE in accordance with FASB ASC Topic 810, but is consolidated in accordance with FASB ASC Topic 470, Debt. Under the provisions of FASB ASC Topic 470, the Company has determined it is economically compelled, based on certain factors, to purchase the land in the land banking arrangement. The Company has recorded the remaining purchase price of the land of $47.4 million, which is included in real estate inventories not owned and liabilities from inventories not owned in the accompanying consolidated balance sheet as of December 31, 2011.

Summary information with respect to the Company’s consolidated land banking arrangement is as follows as of December 31, 2011 (dollars in thousands):

Total number of land banking projects	1

Total number of lots	625

Total purchase price	$161,465

Balance of lots still under option and not purchased:
Number of lots	225

Purchase price	$47,408

Forfeited deposits if lots are not purchased	$25,234

During the year ended December 31, 2009, the Company abandoned its option deposit in three of its consolidated land banking arrangements in which land purchase commitments were required. Management of the Company determined that the remaining purchase prices of the lots in the arrangements were priced above market values at that time. In two of these arrangements, the Company reduced real estate inventories-not owned and the related non-controlling interest $27.7 million for the remaining purchase price of the lots. In the other arrangement, the Company reduced real estate inventories-not owned and liabilities from inventories-not owned $9.3 million for the remaining purchase price for the lots. However, during the year ended December 31, 2009 the Company evaluated the purchase price of the 51 lots under option, and after the write-off of the $9.3 million deposit, the residual value became economically viable and the Company purchased the lots.